FIXED ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	$ 3,257,388	$ 3,261,883
Balance at the end of period	3,120,914	3,257,388	$ 3,261,883
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	7,747,428	7,344,567
Additions	516,716	570,817
Net change in additions financed with accounts payable	4,135	(3,649)
Reclassification	(4,023)
Reclassification assets held for sale	(83,971)
Retirement, disposals and other	(267,303)	(164,307)
Balance at the end of period	7,912,982	7,747,428	7,344,567
Accumulated depreciation
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(4,490,040)	(4,082,684)
Depreciation	(573,595)	(565,701)
Reclassification assets held for sale	11,501
Retirement, disposals and other	260,066	158,345
Balance at the end of period	(4,792,068)	(4,490,040)	(4,082,684)
Land and buildings
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	208,304
Balance at the end of period	138,341	208,304
Land and buildings | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	285,791	267,906
Additions	11,435	14,363
Reclassification assets held for sale	(83,971)
Retirement, disposals and other	1,649	3,522
Balance at the end of period	214,904	285,791	267,906
Land and buildings | Accumulated depreciation
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(77,487)	(66,780)
Depreciation	(6,585)	(7,256)
Reclassification assets held for sale	11,501
Retirement, disposals and other	(3,992)	(3,451)
Balance at the end of period	(76,563)	(77,487)	(66,780)
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	200,045
Balance at the end of period	181,227	200,045
Furniture and equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	631,715	609,452
Additions	36,078	33,597
Net change in additions financed with accounts payable	(89)	73
Reclassification	1,249	15,848
Retirement, disposals and other	(9,026)	(27,255)
Balance at the end of period	659,927	631,715	609,452
Furniture and equipment | Accumulated depreciation
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(431,670)	(393,827)
Depreciation	(53,971)	(63,429)
Retirement, disposals and other	6,941	25,586
Balance at the end of period	(478,700)	(431,670)	(393,827)
Receiving, distribution and telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	2,587,416
Balance at the end of period	2,512,274	2,587,416
Receiving, distribution and telecommunication networks | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	5,964,034	5,611,274
Additions	297,302	365,544
Net change in additions financed with accounts payable	(11,811)	(3,544)
Reclassification	41,469	88,660
Retirement, disposals and other	(231,519)	(97,900)
Balance at the end of period	6,059,475	5,964,034	5,611,274
Receiving, distribution and telecommunication networks | Accumulated depreciation
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(3,376,618)	(3,090,245)
Depreciation	(401,805)	(384,000)
Retirement, disposals and other	231,222	97,627
Balance at the end of period	(3,547,201)	$ (3,376,618)	$ (3,090,245)
Communication and network equipment, component
Changes in the net carrying amount of fixed assets
Estimated useful lives of fixed assets		P5Y	P15Y
Increase in depreciation		$ 21,000
Customer equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	224,049
Balance at the end of period	207,477	224,049
Customer equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	828,314	775,686
Additions	94,090	96,394
Net change in additions financed with accounts payable	3,084	(1,092)
Retirement, disposals and other	(28,407)	(42,674)
Balance at the end of period	897,081	828,314	$ 775,686
Customer equipment | Accumulated depreciation
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(604,265)	(531,832)
Depreciation	(111,234)	(111,016)
Retirement, disposals and other	25,895	38,583
Balance at the end of period	(689,604)	(604,265)	(531,832)
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	37,574
Balance at the end of period	81,595	37,574
Projects under development | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	37,574	80,249
Additions	77,811	60,919
Net change in additions financed with accounts payable	12,951	914
Reclassification	(46,741)	(104,508)
Balance at the end of period	$ 81,595	$ 37,574	$ 80,249